Financial Instruments Risk Management	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial instruments risk management

16. Financial instruments risk management

The Company is exposed to market risk arising

from exposure to fluctuation in interest rates and currency exchange rates. These risks are managed by maintaining an appropriate mix of cash deposits in the two main currencies the company operates in, placed with a variety of financial institutions for varying periods according to expected liquidity requirements.

In relation to credit risk, all of the Company’s cash and cash equivalents at December 31, 2018 were held at U.K. and U.S. financial institutions with short-term A-rated credit ratings, as assessed by recognized international credit rating agencies.

Interest Rate Risk

As of December 31, 2018, the company had cash and cash equivalents of £77.0 million. As of December 31, 2017, the company had cash and cash equivalents of £86.7 million. Exposure to interest rate sensitivity is impacted primarily by changes in the underlying bank interest rates. The company’s surplus cash and cash equivalents are invested in interest-bearing accounts and certificates of deposit from time to time which earn interest at fixed or variable rates based on the terms agreed for each account. The company has not entered into investments for trading or speculative purposes.

Financial assets subject to fixed or variable interest rates are as follows:

	2018	2017
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at fixed rates
Cash and cash equivalents	64,267	51,745
Financial assets at variable rates
Cash and cash equivalents	7,141	13,708
Non-interest bearing cash balances
Cash and cash equivalents	5,564	21,250

16. Financial instruments (continued)

An increase in the bank interest rates by 0.5 percentage points would increase the net annual interest income applicable to the cash and cash equivalents by £357,041 (2017: £327,261).

Currency Risk

The company’s functional currency is the U.K. pound sterling, and its transactions are commonly denominated in that currency. However, a portion of expenses is incurred in other currencies, primarily U.S. dollars, and the company is exposed to the effects of this exchange rate. Since mid-2016, there has been significantly increased volatility in the exchange rate between the pound sterling and the U.S. dollar and an overall weakening of the pound sterling related to Britain’s exit from the European Union. Although the company is based in the United Kingdom, active pharmaceutical ingredient, or API, and other raw materials and our research and development, manufacturing, consulting and other services are sourced worldwide, including from the United States, the European Union and India.

Any weakening of the pound sterling against the currencies of such other jurisdictions makes the purchase of such goods and services more expensive for us. We seek to minimize this exposure by maintaining currency cash balances at levels appropriate to meet foreseeable short to mid-term expenses in these other currencies. The company thus holds a significant portion of cash and cash equivalents in U.S. dollars and will therefore report the impact of exchange rates movements on these balances.

We do not use forward exchange contracts to manage exchange rate exposure.

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2018	2017
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	1,477	2,656
Current income tax receivable	25	18
Cash and cash equivalents	44,018	72,645

Financial liabilities
Trade payables	1,192	148
Payroll taxes and social security	26	3
Accrued expenditure	1,391	468

A 1% increase in the value of the U.K. pound sterling relative to the U.S. dollar would reduce the carrying value of net financial assets and liabilities in foreign currencies by £429,101 (2017: £747,004).

Credit risk

The company actively manages cash and cash equivalents across a number of banks and have deposits with different maturity dates. The Company monitors the credit rating of those banks.